5. ACCOUNTS RECEIVABLE: Schedule of Accounts Receivable (Details) - CAD ($)		Dec. 31, 2020	Dec. 31, 2019
Details
Trade receivables		$ 9,800	$ 12,375
GST receivable		2,128	3,099
Accounts receivable	[1]	$ 11,928	$ 15,474

[1]	Note 5.